UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09613

Name of Fund:	Legg Mason Investment Trust, Inc.
Fund Address:	100 International Drive
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1 – Portfolio of Investments

LEGG MASON INVESTMENT TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

(FORMERLY KNOWN AS LEGG MASON OPPORTUNITY TRUST)

FORM N-Q

SEPTEMBER 30, 2009

Quarterly Report to Shareholders	1

Portfolio of Investments

Legg Mason Capital Management Opportunity Trust

September 30, 2009 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 100.5%
Consumer Discretionary — 18.8%
Hotels, Restaurants and Leisure — 4.0%
Boyd Gaming Corp.	2,020,000	$22,078,600	A
Fontainebleau Equity Holding LLC	2,083,333	2	B,C
International Game Technology	1,100,000	23,628,000
MGM Mirage	2,899,725	34,912,689	A

		80,619,291

Household Durables — 4.9%
Lennar Corp.	2,660,544	37,912,752
Pulte Homes Inc.	2,806,147	30,839,556
The Ryland Group Inc.	1,385,387	29,190,104

		97,942,412

Internet and Catalog Retail — 6.4%
Amazon.com Inc.	400,000	37,344,000	A,D
Expedia Inc.	3,800,000	91,010,000	A

		128,354,000

Leisure Equipment and Products — 3.2%
Eastman Kodak Co.	13,200,000	63,096,000

Media — 0.3%
Spot Runner Inc.	10,250,359	5,022,676	B,C,E

Financials — 41.1%
Capital Markets — 0.9%
Apollo Investment Corp.	800,000	7,640,000
Ares Capital Corp.	850,000	9,367,000

		17,007,000

Consumer Finance — 1.6%
SLM Corp.	3,741,132	32,622,671	A

Diversified Financial Services — 11.2%
Bank of America Corp.	6,400,001	108,288,017
Citigroup Inc.	23,999,001	116,155,163

		224,443,180

Insurance — 23.2%
Aflac Inc.	1,200,000	51,288,000
Assured Guaranty Ltd.	5,869,092	113,977,767
Genworth Financial Inc.	4,700,000	56,165,000
Hartford Financial Services Group Inc.	3,900,000	103,350,000
Prudential Financial Inc.	950,000	47,414,500
XL Capital Ltd.	5,300,000	92,538,000

		464,733,267

Real Estate Investment Trusts (REITs) — 3.2%
Ellington Financial LLC	2,500,000	41,000,000	A,B,C,E,F

2	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Capital Management Opportunity Trust - Continued

	Shares/Par	Value
Common Stocks and Equity Interests — Continued
Financials — Continued
Real Estate Investment Trusts (REITs) — Continued
Pennymac Mortgage Investment Trust	612,300	$12,190,893	A
Starwood Property Trust Inc.	500,000	10,125,000	A

		63,315,893

Real Estate Management and Development — 1.0%
Domus Co. Investment Holdings LLC	95,000,000	10,288,500	B,C
Market Leader Inc.	4,513,007	9,748,095	A,E

		20,036,595

Health Care — 6.6%
Biotechnology — 3.9%
Human Genome Sciences Inc.	497,700	9,366,714	A
MannKind Corp.	6,900,000	67,965,000	A,E

		77,331,714

Health Care Providers and Services — 2.7%
CIGNA Corp.	700,000	19,663,000
Health Net Inc.	2,267,289	34,916,250	A

		54,579,250

Industrials — 8.4%
Airlines — 5.8%
Delta Air Lines Inc.	5,900,000	52,864,000	A
UAL Corp.	6,986,941	64,419,596	A

		117,283,596

Professional Services — 2.6%
Monster Worldwide Inc.	2,942,700	51,438,396	A

Information Technology — 6.2%
Internet Software and Services — 1.5%
Yahoo! Inc.	1,700,000	30,277,000	A

Software — 4.7%
CA Inc.	1,600,000	35,184,000
Convera Corp.	4,443,889	1,066,533	A,E
Red Hat Inc.	2,100,000	58,044,000	A

		94,294,533

Investment Funds — 4.2%
AP Alternative Assets, LP	3,750,000	19,500,000	B
Aston Capital Partners LP	25,000,000	12,712,500	B,C
Lane Five Capital Partners	25,000,000	19,635,000	B,C
Pangaea One LP	37,332,731	31,553,624	B,C,E

		83,401,124

Quarterly Report to Shareholders	3

		Shares/Par	Value
Common Stocks and Equity Interests — Continued
Telecommunication Services — 10.1%
Diversified Telecommunication Services — 3.7%
Level 3 Communications Inc.		53,758,302	$74,724,040	A

Wireless Telecommunication Services — 6.4%
NII Holdings Inc.		2,300,000	68,954,000	A
Sprint Nextel Corp.		14,700,000	58,065,000	A,D

			127,019,000

Utilities — 5.1%
Independent Power Producers and Energy Traders — 5.1%
The AES Corp.		6,900,000	102,258,000	A

Total Common Stocks and Equity Interests (Cost — $2,133,184,205)			2,009,799,638
Preferred Stocks — 6.1%
Consumer Discretionary — N.M.
Hotels, Restaurants and Leisure — N.M.
Fontainebleau Resorts LLC	12.500%	51,080	56,948	B,C

Financials — 2.2%
Commercial Banks — 2.2%
Fifth Third Bancorp	8.500%	380,000	45,474,600	E,G

Information Technology — 3.9%
Internet Software and Services — 3.9%
Ning Inc.	0.000%	7,796,420	64,710,286	B,C,E,G
Sermo Inc. Series C Cv.	0.000%	2,783,874	7,488,621	B,C,E,G
Zillow Inc. Series C	0.000%	4,326,440	5,624,372	B,C,E,G

			77,823,279

Total Preferred Stocks (Cost — $131,056,212)			123,354,827
Repurchase Agreements — 0.5%
Bank of America 0.01%, dated 9/30/09, to be repurchased at $4,958,161 on 10/1/09 (Collateral: $4,805,000 Federal Home Loan Bank Bonds, 5.648%, due 11/27/37, valued $5,154,791)		$4,958,160	4,958,160
JPMorgan Chase & Co. 0.01%, dated 9/30/09, to be repurchased at $4,958,161 on 10/1/09 (Collateral: $4,550,000 Federal Home Loan Bank Bonds, 5.375%, due 8/15/18, valued $5,202,621)		4,958,160	4,958,160

Total Repurchase Agreements (Cost — $9,916,320)			9,916,320

Total Investments — 107.1% (Cost — $2,274,156,737)H			2,143,070,785
Other Assets Less Liabilities — (7.1)%			(142,689,763)

Net Assets — 100.0%			$2,000,381,022
N.M.	Not Meaningful.
A	Non-income producing.

4	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Capital Management Opportunity Trust - Continued

B	Restricted Security. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.
C	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
D	All or a portion of this security is pledged to cover future purchase commitments at September 30, 2009.
E

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2009, the total market value of Affiliated Companies was $279,653,807, and the cost was $329,825,614.

F

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 2.05% of net assets.

G	Convertible Security - Security may be converted into the issuer’s common stock.
H

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$650,486,976
Gross unrealized depreciation	(781,572,928)

Net unrealized depreciation	$(131,085,952)

Notes to Portfolio of Investments (unaudited)

Organization and Significant Accounting Policies:

  Legg Mason Investment Trust, Inc. (“Corporation”), consisting of the Legg Mason Capital Management Opportunity Trust (formerly Legg Mason Opportunity Trust) (“Fund”), was organized on October 8, 1999, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.

  The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation

  The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Corporations’s Board of Directors.

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  The Funds use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

  The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Descriptions	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks and equity interests: †
Consumer discretionary	$370,011,701	—	$5,022,678	$375,034,379
Financials	770,870,106	—	51,288,500	822,158,606
Investment funds	19,500,000	—	63,901,124	83,401,124
Other common stocks	729,205,529	—	—	729,205,529

Total common stocks	1,889,587,336	—	120,212,302	2,009,799,638

Preferred stocks: †
Consumer discretionary	—	—	56,948	56,948
Information technology	—	—	77,823,279	77,823,279
Other preferred stocks	45,474,600	—	—	45,474,600

Total preferred stocks	45,474,600	—	77,880,227	123,354,827

Short-term investments †	—	$9,916,320	—	9,916,320

Total investments	$1,935,061,936	$9,916,320	$198,092,529	$2,143,070,785

†	See Portfolio of Investments for additional detailed categorizations.

Notes to Portfolio of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS			PREFERRED STOCKS

INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	FINANCIALS	INVESTMENT FUNDS	CONSUMER DISCRETIONARY	INFORMATION TECHNOLOGY	TOTAL
Balance as of December 31, 2008	$26,744,683	$52,106,487	$45,406,606	$3,575,066	$51,275,171	$179,108,013
Accrued premiums/discounts	—	—	—	—	—	—
Realized gain/(loss)(1)	—	(10,342,270)	—	—	—	(10,342,270)
Change in unrealized appreciation (depreciation)(2)	(21,722,005)	19,474,377	7,800,039	(3,518,118)	26,548,108	28,582,401
Net purchases (sales)	—	(9,950,094)	10,694,479	—	—	744,385
Net transfers in and/or out of Level 3	—	—	—	—	—	—
Balance as of September 30, 2009	$5,022,678	$51,288,500	$63,901,124	$56,948	$77,823,279	$198,092,529
Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009(2)	$(69,977,324)	$(93,711,500)	$(23,431,607)	$(47,982,093)	$7,823,278	$(227,279,246)

(1)	This amount is included in net realized gain (loss) from investment transactions.
(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Repurchase Agreements

  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Transactions With Affiliated Companies:

  An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2009:

Company	Affiliate Mkt Value at 12/31/08	Purchased		Sold		Current Yr. Amortization Div/Interest Income	Affiliate Mkt Value at 9/30/09	Realized Gain/Loss

		Cost	Shares/Par	Cost	Shares/Par
Assured Guaranty LtdA	$65,911,836	$565,038	87,352	—	—	$788,397	—	—

Convera Corp.	1,199,850	—	—	—	—	—	$1,066,533	—

Ellington Financial LLC	31,875,000	—	—	—	—	3,750,000	41,000,000	—

Fifth Third BancorpB	—	13,763,168	400,000	$1,796,864	20,000	2,486,250	45,474,600	$1,050,866

MannKind Corp.	23,707,999	—	—	88,188	11,953	—	67,965,000	(80,530)

Market Leader Inc.	7,672,112	—	—	—	—	—	9,748,095	—

Ning, Inc.	31,731,429	—	—	—	—	—	64,710,286	—

Pangaea One, LP	18,806,606	10,771,348	N/A	76,869	N/A	—	31,553,624	—

Sermo Inc., Series C	13,919,370	—	—	—	—	—	7,488,621	—

Spot Runner, Inc.	26,650,933	—	—	—	—	—	5,022,676	—

Zillow, Inc. Series C	5,624,372	—	—	—	—	—	5,624,372	—

	$227,099,507	$25,099,554		$1,961,921		$7,024,647	$279,653,807	$970,336

A	This company is no longer an affiliated company.
B	At the beginning of the reporting period, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting securities.

Notes to Portfolio of Investments (unaudited) (continued)

Restricted Securities

  Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined under policies approved by the Board of Directors in absence of readily ascertainable market values.

Security	Number of Units/Shares/Interest	Acquisition Date(s)		Cost	Fair Value at 9/30/09	Value per Unit/Share		Percent of Net Assets	Distributions Received	Open Commitments

AP Alternative Assets, LP	3,750,000	06/06		$75,000,000	$19,500,000	$5.20		0.98%	—	—
Aston Capital Partners LP	25,000,000	11/05		25,000,000	12,712,500	$0.51		0.64%	—	—
Domus Co. Investment Holdings LLC	95,000,000	04/07		95,000,000	10,288,500	$0.11		0.51%	—	—
Ellington Financial LLC	2,500,000	08/07		50,000,000	41,000,000	$16.40		2.05%	—	—
Fontainebleau Equity Holding LLC	2,083,333	06/07		24,999,996	2	$0.00	A	0.00%	—	—
Fontainebleau Resorts LLC 12.5% Pfd.	51,080	—	B	48,039,041	56,948	$1.11		0.00%	—	—
Lane Five Capital Partners	25,000,000	01/07		25,000,000	19,635,000	$0.79		0.98%	—	—
NING Inc.	7,796,420	07/07		25,000,000	64,710,286	$8.30		3.24%	—	—
Pangaea One LP	37,332,731	—	C	37,332,731	31,553,624	$0.85		1.58%	$126,116	$36,576,663	E
Sermo Inc. Series C	2,783,874	08/07		25,000,000	7,488,621	$2.69		0.37%	—	—
Spot Runner Inc.	10,250,359	—	D	50,000,006	5,022,676	$0.49		0.25%	—	—
Zillow Inc. Series C	4,326,440	09/07		20,000,001	5,624,372	$1.30		0.28%	—	—

				$500,371,775	$217,592,529			10.88%	$126,116	$36,576,663

A	Amount represents less than $0.01 per share.
B	Acquisition dates were 06/07, 08/07, 11/07, 02/08, 06/08, 08/08, 12/08, 03/09, and 06/09.
C	Acquisition dates were 08/07, 09/07, 01/08, 03/08, 05/08, 08/08, 10/08, 12/08, 02/09, 05/09, and 08/09.
D	Acquisition dates were 03/07, 06/07, 01/08.
E	In the normal course of operations, the Fund makes commitments to invest in businesses. At September 30, 2009, the Fund had open commitments of $36,576,663.

Derivative Instruments and Hedging Activities

  Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009, the Fund did not hold any derivative instruments.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Investment Trust, Inc.
Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Investment Trust, Inc.
Date: November 24, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer, Legg Mason Investment Trust, Inc.
Date: November 24, 2009